INVESTMENT IN AFFILIATES	6 Months Ended
Jun. 30, 2018
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT IN AFFILIATES
NOTE 6:-	INVESTMENT IN AFFILIATES

The Company accounts for its investment in affiliated companies under the equity method in accordance with ASC 323, "Investments-Equity Method". For the purpose of these financial statements, an affiliated company is a company held to the extent of 20% or more, or a company less than 20% held, in which the Company can exercise significant influence over operating and financial policy of the affiliate.

The Company has two investments in affiliates, Neviah Genomics Ltd. ("Neviah") and Keddem BioScience Ltd. ("Keddem"). The Company does not have control over either Neviah or Keddem, however has significant influence through holding rights of 25.12% and 29.41%, respectively. The Company accounts for its investment in Neviah and Keddem under the equity method. Both Neviah and Keddem are in accumulated loss position through June 30, 2018 and because the Company has no commitment to fund Neviah's and Keddem's operations, no investment account was recorded in the Company's consolidated financial statements as of June 30, 2018 and December 31, 2017.

On December 17, 2014 ("Loan Grant Date") the Company, Merck Holdings Netherlands B.V. ("Merck Holdings") and Neviah entered into Convertible Bridge Loan ("Loan") Agreement ("Loan Agreement") in total amount of Euro 500 thousand ("Loan Amount") to finance Neviah's operations.

Under the agreement, the Company provided an amount of $ 155 reflecting its respective portion of the Loan Amount. The Loan was granted for a period of 18 months from the Loan Grant Date ("Loan Term") and bears interest at an annual rate of 2%.

Following the financing of the Loan as described above, the Company recorded equity losses of $ 155 in respect to the total amount provided to Neviah.

On April 2, 2017 the Company and Merck Holdings converted their portions of the Loan into equity. Following this conversion, the equity ownership ratio of each shareholder remained the same.